INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2012	2011

Raw materials, parts and supplies	$8,552	$11,172
Work in progress	1,404	1,267
Finished products	15,017	19,494

	$24,973	$31,933

b.	Inventory write-offs totaled $ 1,395, $ 657 and $ 1,066 in 2012, 2011 and 2010, respectively.